SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 19:- SUBSEQUENT EVENTS

a.
On February 21, 2016, the Company declared a dividend distribution of $ 0.09 per share ($ 3,991 in the aggregate) which will be paid on March 17, 2016. The dividend distribution relates to the Company's earnings in the second half of 2015.